Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	Ehave, Inc.
Entity Central Index Key	0001653606
Document Type	20-F/A
Document Period End Date	Dec. 31, 2020
Amendment Flag	true
Amendment Description	The purpose of this Amendment No. 1 (this "Amendment") to our Annual Report on Form 20-F for the period ended December 31, 2020 (the "Form 20-F"), as filed with the Securities and Exchange Commission (the "SEC") on May 28, 2021, is solely to furnish Exhibit 101 to the Form 20-F in accordance with Rule 405 of Regulation S-T. Exhibit 101 to this report provides the consolidated financial statements and related notes from the Form 20-F formatted in XBRL (eXtensible Business Reporting Language).
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity's Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	67,169,962
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false